Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost beginning balance	$ 734,560	$ 705,624
Measurement period adjustments	463
Initially consolidated company	48,980	22,608
Purchases	12,474	15,512
Disposals	(927)	(21)
Exchange rate differences from translation of foreign operations	(3,255)	(9,163)
Cost, ending balance	792,295	734,560
Cost [Member] | Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost beginning balance	327,102	309,979
Measurement period adjustments	3,074
Initially consolidated company	24,406	20,902
Purchases	159
Disposals
Exchange rate differences from translation of foreign operations	(2,366)	(3,779)
Cost, ending balance	352,375	327,102
Cost [Member] | Capitalized Software costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost beginning balance	292,868	283,038
Measurement period adjustments	(10,010)
Initially consolidated company
Purchases	11,605	14,550
Disposals	(495)	(21)
Exchange rate differences from translation of foreign operations	(237)	(4,699)
Cost, ending balance	293,731	292,868
Cost [Member] | Acquired technology [member]
Schedule of Intangible Assets, Net [Line Items]
Cost beginning balance	100,975	100,337
Measurement period adjustments	6,937
Initially consolidated company	24,437
Purchases	568	962
Disposals
Exchange rate differences from translation of foreign operations	(551)	(324)
Cost, ending balance	132,366	100,975
Cost [Member] | Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost beginning balance	13,615	12,270
Measurement period adjustments	462
Initially consolidated company	137	1,706
Purchases	142
Disposals	(432)
Exchange rate differences from translation of foreign operations	(101)	(361)
Cost, ending balance	13,823	13,615
Accumulated depreciation [Member]
Schedule of Intangible Assets, Net [Line Items]
Measurement period adjustments	445
Depreciation	49,324	51,265
Disposals	(927)	(21)
Exchange rate differences from translation of foreign operations	(1,255)	(6,510)
Accumulated amortization, ending balance	575,219	527,632
Accumulated amortization, beginning balance	527,632	482,898
Accumulated depreciation [Member] | Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Measurement period adjustments	1,410
Depreciation	26,876	27,747
Disposals
Exchange rate differences from translation of foreign operations	(565)	(2,400)
Accumulated amortization, ending balance	222,635	194,914
Accumulated amortization, beginning balance	194,914	169,567
Accumulated depreciation [Member] | Capitalized Software costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Measurement period adjustments	(6,225)
Depreciation	11,759	11,634
Disposals	(495)	(21)
Exchange rate differences from translation of foreign operations	(100)	(3,892)
Accumulated amortization, ending balance	249,913	244,974
Accumulated amortization, beginning balance	244,974	237,253
Accumulated depreciation [Member] | Acquired technology [member]
Schedule of Intangible Assets, Net [Line Items]
Measurement period adjustments	4,814
Depreciation	9,208	10,227
Disposals
Exchange rate differences from translation of foreign operations	(451)	(123)
Accumulated amortization, ending balance	95,518	81,947
Accumulated amortization, beginning balance	81,947	71,843
Accumulated depreciation [Member] | Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Measurement period adjustments	446
Depreciation	1,481	1,657
Disposals	(432)
Exchange rate differences from translation of foreign operations	(139)	(95)
Accumulated amortization, ending balance	7,153	5,797
Accumulated amortization, beginning balance	5,797	4,235
Accumulated depreciation [Member]
Schedule of Intangible Assets, Net [Line Items]
Depreciation cost	217,076	206,928
Accumulated depreciation [Member] | Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Depreciation cost	129,740	132,188
Accumulated depreciation [Member] | Capitalized Software costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Depreciation cost	43,818	47,894
Accumulated depreciation [Member] | Acquired technology [member]
Schedule of Intangible Assets, Net [Line Items]
Depreciation cost	36,848	19,028
Accumulated depreciation [Member] | Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Depreciation cost	$ 6,670	$ 7,818